N-6	Jul. 10, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	Jul. 10, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]
The changes described in this Supplement affect Appendix A: Funds Available Under The Policy.

Fund Name Change: Effective August 1, 2026, the fund currently named LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund will be renamed LVIP BlackRock Growth ETF Allocation Managed Risk Fund. All references to the fund in the Prospectus will be revised accordingly. The fund’s investment objective, fee and average total returns will not change.

Prospectuses Available [Text Block]	The changes described in this Supplement affect Appendix A: Funds Available Under The Policy.
LVIP BlackRock Growth ETF Allocation Managed Risk Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Growth ETF Allocation Managed Risk Fund.